Financial liabilities - Interest-bearing loans (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Financial liabilities
Total non-current liabilities	€ 19,515	€ 19,647
Total current liabilities	7,778	7,323
Total non-current and current liabilities	27,293	26,970
Short term deposits pledged as security	500
Total loans
Financial liabilities
Total non-current liabilities	567	1,578
Total current liabilities	4,367	3,688
Secured bank loans
Financial liabilities
Total non-current liabilities	567	968
Total current liabilities	802	802
Short term deposits pledged as security	1,500	1,500
Other bank loans
Financial liabilities
Total current liabilities	438
Total non-current and current liabilities	438
Bank overdrafts
Financial liabilities
Total current liabilities	3,127	2,636
Municipal loans
Financial liabilities
Total non-current liabilities		610
Total current liabilities		250
Lease liabilities
Financial liabilities
Total non-current liabilities	18,948	18,069
Total current liabilities	3,411	3,635
Total non-current and current liabilities	€ 22,359	€ 21,704